Segment information - Segment assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Goodwill	€ 24,192	€ 27,596	€ 27,644
Other intangible assets	14,940	15,135	14,737		€ 14,073
Property, plant and equipment	30,484	29,075	28,423		27,119
Right-of-use assets	7,702	7,009	6,700		6,790
Interests in associates and joint ventures	1,440	98	103
Non-current assets included in the calculation of net financial debt	709	774	685
Other non-current assets	254	136	125
Other	2,769	2,896	3,409
Total non-current assets	82,236	82,582	81,701	€ 82,406
Inventories	952	814	906		965
Trade receivables	6,029	5,620	5,320		5,295
Other customer contract assets	1,460	1,236	1,209
Prepaid expenses	851	850	730		€ 571
Current assets included in the calculation of net financial debt	10,462	11,260	10,820
Other	6,080	5,313	6,002
Total current assets	25,834	25,094	24,987
Total assets	108,071	107,676	106,689	€ 104,262
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	24,163	27,561	27,644
Other intangible assets	14,852	15,042	14,649
Property, plant and equipment	30,479	29,069	28,418
Right-of-use assets	7,681	6,979	6,674
Interests in associates and joint ventures	1,440	98	103
Non-current assets included in the calculation of net financial debt	709	774	685
Other	1,878	1,704	2,168
Total non-current assets	81,202	81,226	80,342
Inventories	951	814	906
Trade receivables	6,040	5,645	5,343
Other customer contract assets	1,460	1,236	1,209
Prepaid expenses	839	841	725
Current assets included in the calculation of net financial debt	10,462	11,260	10,820
Other	3,241	2,937	2,494
Total current assets	22,994	22,734	21,498
Total assets	104,196	103,961	101,840
France (excluding Enterprise), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	14,364	14,364	14,364
Other intangible assets	4,543	4,957	3,968
Property, plant and equipment	16,975	16,038	15,308
Right-of-use assets	2,014	1,523	1,174
Interests in associates and joint ventures	1,061	9	3
Other	9	9	10
Total non-current assets	38,966	36,900	34,827
Inventories	438	361	463
Trade receivables	2,125	1,975	1,477
Other customer contract assets	379	386	432
Prepaid expenses	35	53	41
Other	737	803	699
Total current assets	3,713	3,578	3,113
Total assets	42,679	40,477	37,940
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	6,079	9,512	9,537
Other intangible assets	3,985	3,647	3,903
Property, plant and equipment	7,801	7,653	7,782
Right-of-use assets	2,197	2,181	2,190
Interests in associates and joint ventures	303	5	5
Other	31	42	39
Total non-current assets	20,396	23,040	23,456
Inventories	237	219	211
Trade receivables	1,791	1,691	1,879
Other customer contract assets	583	521	529
Prepaid expenses	486	542	444
Current assets included in the calculation of net financial debt	0
Other	255	197	136
Total current assets	3,351	3,170	3,199
Total assets	23,747	26,210	26,655
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	3,170	6,872	6,872
Other intangible assets	2,259	1,852	1,961
Property, plant and equipment	3,834	3,750	3,673
Right-of-use assets	1,093	1,129	1,123
Other	16	17	17
Total non-current assets	10,372	13,619	13,645
Inventories	61	57	61
Trade receivables	643	645	667
Other customer contract assets	176	154	150
Prepaid expenses	417	492	401
Other	72	117	62
Total current assets	1,368	1,465	1,341
Total assets	11,740	15,085	14,986
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,910	2,640	2,665
Other intangible assets	1,727	1,795	1,941
Property, plant and equipment	3,967	3,903	4,109
Right-of-use assets	1,104	1,052	1,068
Interests in associates and joint ventures	303	5	5
Other	15	25	22
Total non-current assets	10,025	9,421	9,811
Inventories	176	162	149
Trade receivables	1,147	1,046	1,210
Other customer contract assets	407	367	380
Prepaid expenses	69	51	43
Other	183	79	74
Total current assets	1,982	1,705	1,855
Total assets	12,007	11,126	11,666
Europe, operating segment eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Trade receivables	1	0	3
Total current assets	1	0	3
Total assets	1	0	3
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,465	1,443	1,481
Other intangible assets	1,974	2,046	2,318
Property, plant and equipment	4,113	3,751	3,674
Right-of-use assets	918	921	1,107
Interests in associates and joint ventures	67	70	84
Other	32	26	22
Total non-current assets	8,569	8,257	8,686
Inventories	93	77	76
Trade receivables	833	769	720
Other customer contract assets	13	13	11
Prepaid expenses	200	131	87
Current assets included in the calculation of net financial debt	0
Other	1,484	1,196	968
Total current assets	2,623	2,185	1,862
Total assets	11,192	10,442	10,549
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,237	2,225	2,245
Other intangible assets	622	640	695
Property, plant and equipment	466	488	526
Right-of-use assets	478	456	387
Interests in associates and joint ventures	2	2	1
Other	43	31	25
Total non-current assets	3,848	3,840	3,878
Inventories	70	57	60
Trade receivables	1,162	1,081	1,067
Other customer contract assets	485	317	237
Prepaid expenses	95	77	143
Current assets included in the calculation of net financial debt	0
Other	214	200	216
Total current assets	2,026	1,733	1,723
Total assets	5,873	5,573	5,601
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	18	18	18
Other intangible assets	3,728	3,753	3,766
Property, plant and equipment	1,125	1,139	1,128
Right-of-use assets	2,074	1,898	1,815
Interests in associates and joint ventures	6	12	10
Other	39	20	19
Total non-current assets	6,990	6,840	6,757
Inventories	114	100	96
Trade receivables	904	890	974
Other customer contract assets	0
Prepaid expenses	53	66	26
Current assets included in the calculation of net financial debt	0
Other	389	386	330
Total current assets	1,460	1,442	1,426
Total assets	8,450	8,282	8,182
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member]
Disclosure of operating segments [line items]
Property, plant and equipment	0
Interests in associates and joint ventures	0
Non-current assets included in the calculation of net financial debt	709	774	685
Other	1,725	1,576	2,052
Total non-current assets	2,433	2,350	2,736
Inventories	0
Trade receivables	(774)	(761)	(773)
Other customer contract assets	0
Prepaid expenses	(30)	(28)	(16)
Current assets included in the calculation of net financial debt	10,462	11,260	10,820
Other	163	155	145
Total current assets	9,821	10,627	10,176
Total assets	12,255	12,977	12,912
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other	(27)	(27)	(27)
Total non-current assets	(27)	(27)	(27)
Trade receivables	(103)	(55)	(24)
Prepaid expenses	(1)	(1)
Other	(9)	(4)	(3)
Total current assets	(113)	(61)	(28)
Total assets	(140)	(88)	(55)
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	28	35
Other intangible assets	88	93	88
Property, plant and equipment	5	6	5
Right-of-use assets	21	30	26
Other	919	1,219	1,268
Total non-current assets	1,062	1,383	1,387
Inventories	0
Trade receivables	91	30	1
Prepaid expenses	14	9	5
Other	2,848	2,381	3,511
Total current assets	2,953	2,421	3,517
Total assets	€ 4,015	€ 3,804	€ 4,904